Corporate Information (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Summary of Directly and Indirectly Held Subsidiaries

The Company is the parent of the following directly and indirectly held subsidiaries:

Subsidiary	Type of operation	Country of operation	Ownership as at 31 December 2021	Ownership as at 31 December 2022	Ownership as at 31 December 2023
Kaspi Pay LLC	Payment processing services	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Shop LLC	Marketplace	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Travel LLC	Online travel	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kolesa Group	Classifieds	Kazakhstan	-	-	Indirectly (39.76%)
Magnum E-commerce Kazakhstan LLC	E-Grocery	Kazakhstan	-	-	Indirectly (90.01%)
Kaspi Bank JSC	Banking	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
ARK Balance LLC	Distressed asset management	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
Kaspi Office LLC	Real estate	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Group JSC	Holding Company	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Digital Classifieds LLC	Classifieds	Azerbaijan	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Portmone Group	Payment processing services	Ukraine	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Kaspi Cloud LLC	Storage and processing of information	Kazakhstan	-	Indirectly (100%)	Indirectly (100%)
Kaspi Office 2 LLC	Real estate	Kazakhstan	-	Indirectly (100%)	-

Summary of Shareholders Percentage

The shareholders are as follows:

	2021	2022	2023
	%	%	%
Baring Funds*	28.71	28.80	27.53
Mikheil Lomtadze	23.30	24.55	24.67
Vyacheslav Kim	24.13	23.35	23.47
Public Investors	21.01	20.18	20.92
Management	2.85	3.12	3.41

Total	100.00	100.00	100.00

* As at 31 December 2021, 2022 and 2023, Asia Equity Partners Limited, held 22.33%, 22.36% and 21.06% of total shares, respectively, and Baring Fintech Nexus Limited, held 6.38%, 6.44% and 6.47% of total shares, respectively, on behalf of Baring Funds.